EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended			47 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Oct. 31, 2024	Feb. 28, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Common stock, shares authorized (in shares)	4,000,000,000	4,000,000,000		4,000,000,000
Common stock, par or stated value per share (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares, issued (in shares)	948,068,772	883,068,393		948,068,772
Treasury shares (in shares)	70,093,639	43,490,981		70,093,639
Share repurchase program, increase to authorized amount						$ 7,100
Share repurchase program, increase to authorized amount					$ 3,000
Common stock repurchased (in shares)	70,100,000
Common stock repurchased	$ 1,943	$ 62	$ 1,381	$ 3,900
Stock repurchase program, remaining authorized repurchase amount	$ 3,200			$ 3,200